GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure Of Detailed Information Of Intangible Assets And Goodwill [Text Block]	Intangibles assets and goodwill are as follows:
	December 31, 2017	December 31, 2016
In millions of COP
Intangible assets	535,465	563,942
Goodwill	6,095,959	6,130,095
Total	6,631,424	6,694,037

Disclosure of detailed information about intangible assets [text block]
The following table sets forth the Bank's intangible assets as of December 31, 2017 and 2016, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2017

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2017	17,741	503,094	324,495	845,330
Acquisitions	-	70,681	-	70,681
Write off	-	(24,296)	-	(24,296)
Foreign currency translation adjustment	(99)	(1,798)	(1,807)	(3,704)
Balance at December 31, 2017	17,642	547,681	322,688	888,011

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2017	(2,533)	(204,296)	(74,559)	(281,388)
Write off	-	44,690	-	44,690
Amortization expense	(2,493)	(50,673)	(63,586)	(116,752)
Foreign currency translation adjustment	(14)	1,008	(90)	904
Balance at December 31, 2017	(5,040)	(209,271)	(138,235)	(352,546)

Intangible assets at December 31, 2017, net	12,602	338,410	184,453	535,465

As of December 31, 2016

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2016	18,620	1,032,334	340,582	1,391,536
Acquisitions	-	122,729	-	122,729
Write off (1)	-	(636,826)	-	(636,826)
Foreign currency translation adjustment	(879)	(15,143)	(16,087)	(32,109)
Balance at December 31, 2016	17,741	503,094	324,495	845,330

1.
In 2016, the Parent Company noticed that some licenses, software and computer applications amounting to COP 549,191 were recognized on the balance sheet even though their useful life were completely amortized and the Bank did not use them for several years. This amount has been written off.

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2016	-	(783,950)	-	(783,950)
Write off	-	641,989	-	641,989
Amortization expense	(2,578)	(71,540)	(75,658)	(149,776)
Foreign currency translation adjustment	45	9,205	1,099	10,349
Balance at December 31, 2016	(2,533)	(204,296)	(74,559)	(281,388)

Intangible assets at December 31, 2016, net	15,208	298,798	249,936	563,942

Disclosure of reconciliation of changes in goodwill [text block]
The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2017	December 31, 2016
In millions of COP
Balance at beginning of the year, net	6,130,095	6,484,669
Effect of change in foreign exchange rate	(34,136)	(354,574)
Balance at end of the year, net	6,095,959	6,130,095

Disclosure of information for cash-generating units [text block]
The key assumptions used by management in determining the recoverable amount are:

Operating segment	Goodwill 2017	Valuation Methodology	Key Assumptions	Discount Rate (real)	Growth rate (real)
Banking El Salvador	COP 842,126	Discounted cash flow	5 years plan	12.30%	3.40%
Banking Panama	COP 4,557,380	Discounted cash flow	5 years plan	8.90%	6.70%
Banking Guatemala	COP 696,453	Discounted cash flow	5 years plan	11.30%	5.30%

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
As of December 31, 2017

Banking Panama

Growth rate	Discount rate
	9.15%	8.90%	8.65%
6.70%	COP 9,750,408	COP 10,939,812	COP 12,435,319

Discount rate	Growth rate
	6.45%	6.70%	6.95%
8.90%	COP 10,161,356	COP 10,939,812	COP 11,917,875

Banking El Salvador

Growth rate	Discount rate
	12.55%	12.30%	12,05%
3.40%	COP 2,520,931	COP 2,588,656	COP 2,660,269

Discount rate	Growth rate
	3.15%	3.40%	3.65%
12.30%	COP 2,564,330	COP 2,588,656	COP 2,614,375

Banking Guatemala

Growth rate	Discount rate
	11.55%	11.30%	11.05%
5.30%	COP 2,239,238	COP 2,339,936	COP 2,449,482

Discount rate	Growth rate
	5.05%	5.30%	5.55%
11.30%	COP 2,295,042	COP 2,339,936	COP 2,388,737

As of December 31, 2016

Banking Panama

Growth rate	Discount rate
	9.75%	9.50%	9.25%
6.60%	COP 8,690,384	COP 9,444,020	COP 10,339,834

Discount rate	Growth rate
	6.35%	6.60%	6.85%
9.50%	COP 8,950,634	COP 9,444,020	COP 10,030,497

Banking El Salvador

Growth rate	Discount rate
	12.45%	12.20%	11.95%
3.40%	COP 2,736,320	COP 2,803,464	COP 2,874,488

Discount rate	Growth rate
	3.15%	3.40%	3.65%
12.20%	COP 2,774,994	COP 2,803,464	COP 2,833,601

Banking Guatemala

Growth rate	Discount rate
	11.85%	11.60%	11.35%
5.30%	COP 2,096,380	COP 2,187,604	COP 2,286,466

Discount rate	Growth rate
	5.05%	5.30%	5.55%
11.60%	COP 2,150,867	COP 2,187,604	COP 2,227,376